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United States Securities and Exchange Commission Division of Corporation Finance	File No. 039007-0010

100 F Street, N.E.

Washington, D.C. 20549-6010

Attention:	Christian Windsor, Special Counsel
Jessica Livingston, Senior Counsel
Michael Volley, Staff Accountant
Amit Pande, Accounting Branch Chief

Re:	Blackhawk Network Holdings, Inc.
Amendment No. 1 to Confidential Draft Registration Statement on Form S-1
Submitted Confidentially on December 21, 2012
CIK No. 0001411488

Ladies and Gentlemen:

On behalf of Blackhawk Network Holdings, Inc. (the “Company”), we are hereby submitting Amendment No. 2 (“Amendment No. 2”) to the Company’s above-referenced Registration Statement on Form S-1, which was initially submitted confidentially to the Securities and Exchange Commission (the “Commission”) on November 16, 2012 (the “Registration Statement”) and confidentially amended by Amendment No. 1 (“Amendment No. 1”), each pursuant to the Jumpstart Our Business Startups Act. For your convenience, we are also providing a courtesy package that includes eight copies of Amendment No. 2 four of which have been marked to show changes from the confidential submission of Amendment No. 1 on December 21, 2012.

Amendment No. 2 has been revised to reflect the Company’s responses to the comments received on January 14, 2013 from the staff of the Commission (the “Staff”). For ease of review, we have set forth below each of the numbered comments of your letter and the Company’s responses thereto.

February 27, 2013

United States Securities and Exchange Commission

Products and Services, page 101

1.	Revise your disclosure to clarify how card customers access your REloadit network. Can load transactions be accomplished at your distribution partners’ locations, or does the service internet based? Please revise your disclosure to clarify the extent to which REloadit contributed to your total load volume and fees. Revise your disclosure to explain the “REloadit Packs” that presents your main potential source of liability directly with the purchasers of your cards.

Response: In response to the Staff’s comment, the Company has revised Amendment No. 2 to expand the description of how customers access the REloadit network, the percentage of total revenues that REloadit contributed and the Company’s liability to card purchasers until funds have been remitted to the issuing bank. In addition, the Company supplementally advises the Staff that the Company’s direct liability to consumers purchasing REloadit Packs is immaterial to its consolidated financial position and it is unlikely that consumer liability will increase in significance because consumers’ funds are generally transferred to the card issuing bank within a couple of days after the REloadit Pack is purchased. As of December 29, 2012, the Company had total consumer liability of approximately $2.2 million with respect to all REloadit products (representing less than 0.2% of the Company’s total liabilities).

* * * * * *

February 27, 2013

United States Securities and Exchange Commission

We hope the foregoing answers are responsive to your comments. Please do not hesitate to contact me by telephone at (650) 463-2643 or by e-mail at tony.richmond@lw.com with any questions or comments regarding this correspondence.

Very truly yours,

/s/ Anthony J. Richmond

Anthony J. Richmond
of LATHAM & WATKINS LLP

cc:	Blackhawk Network Holdings, Inc.
Jay Clayton, Sullivan & Cromwell LLP
Sarah Payne, Sullivan & Cromwell LLP